Net investment in sublease (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments receivable	$ 10,000	$ 40,000
Interest income	124	1,459
Present value of minimum lease payments receivable	9,876	38,541
2021
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments receivable	10,000	40,000
Interest income	124	1,459
Present value of minimum lease payments receivable	$ 9,876	$ 38,541